FINANCIAL INSTRUMENTS AND RELATED FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Summary of Activity Relating to Securitization Arrangement

The following is a summary of the activity relating to the securitization arrangement.

as of and for the years ended December 31 (in millions)	2017	2016	2015
Sold receivables at beginning of year	$68	$81	$104
Proceeds from sales of receivables	270	348	361
Cash collections (remitted to the owners of the receivables)	(270)	(367)	(384)
Effect of currency exchange rate changes	3	6	—
Sold receivables at end of year	$71	$68	$81

Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the bases used to measure financial assets and liabilities that are carried at fair value on a recurring basis in the consolidated balance sheets.

		Basis of fair value measurement
(in millions)	Balance as of December 31, 2017	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Foreign currency hedges	$15	$—	$15	$—
Interest rate hedges	4	—	4	—
Available-for-sale securities	8	8	—	—
Total assets	$27	$8	$19	$—
Liabilities
Foreign currency hedges	$4	$—	$4	$—
Contingent payments related to acquisitions	9	—	—	9
Total liabilities	$13	$—	$4	$9

		Basis of fair value measurement
(in millions)	Balance as of December 31, 2016	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Foreign currency hedges	$23	$—	$23	$—
Interest rate hedges	7	—	7	—
Available-for-sale securities	9	9	—	—
Total assets	$39	$9	$30	$—
Liabilities
Foreign currency hedges	$3	$—	$3	$—
Contingent payments related to acquisitions	19	—	—	19
Total liabilities	$22	$—	$3	$19

Reconciliation of Fair Value Measurements that Use Significant Unobservable Inputs

The following table is a reconciliation of the fair value measurements that use significant unobservable inputs (Level 3), which consist of contingent payments related to acquisitions.

(in millions)	Contingent payments
Fair value as of December 31, 2015	$20
Additions	—
Payments	(1)
Net gains recognized in earnings	—
Fair value as of December 31, 2016	19
Additions	—
Payments	(9)
Net gains recognized in earnings	(1)
Fair value as of December 31, 2017	$9

Investments in Available-For-Sale Equity Securities

The following table provides information relating to the company’s investments in available-for-sale equity securities.

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2017	$8	$—	$—	$8
December 31, 2016	$13	$—	$4	$9

Book Values and Fair Values of Financial Instruments

the following table provides the values recognized in the consolidated balance sheets and the approximate fair values.

	Book values		Approximate fair values
as of December 31 (in millions)	2017	2016	2017	2016
Assets
Investments	$43	$31	$43	$31
Liabilities
Current maturities of long-term debt and lease obligations	3	3	3	3
Long-term debt and lease obligations	3,509	2,779	3,595	2,756

Summarization of Bases Used to Measure Fair Value of Financial Instruments

The following table summarizes the bases used to measure the approximate fair value of the financial instruments as of December 31, 2017 and 2016.

		Basis of fair value measurement
(in millions)	Balance as of December 31, 2017	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Investments	$43	$—	$—	$43
Total assets	$43	$—	$—	$43
Liabilities
Current maturities of long-term debt and lease obligations	3	—	3	—
Long-term debt and lease obligations	3,595	—	3,595	—
Total liabilities	$3,598	$—	$3,598	$—

		Basis of fair value measurement
(in millions)	Balance as of December 31, 2016	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Investments	$31	$—	$—	$31
Total assets	$31	$—	$—	$31
Liabilities
Current maturities of long-term debt and lease obligations	3	—	3	—
Long-term debt and lease obligations	2,756	—	2,756	—
Total liabilities	$2,759	$—	$2,759	$—